VIRTUS SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—2.0%
Germany—2.0%
Sartorius AG, 0.560%	3,904	$ 1,328
Total Preferred Stock (Identified Cost $1,426)		1,328

Common Stocks—94.6%
Brazil—4.0%
MercadoLibre, Inc.(1)	1,041	1,320
XP, Inc. Class A	56,754	1,308
		2,628

Canada—3.4%
Canadian Pacific Kansas City Ltd.	29,878	2,223
China—5.4%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,715,888	1,508
Yum China Holdings, Inc.	36,195	2,042
		3,550

Denmark—4.0%
Novo Nordisk A/S Sponsored ADR	28,873	2,626
France—6.4%
Dassault Systemes SE	52,927	1,975
L’Oreal S.A.	5,420	2,253
		4,228

Germany—2.5%
SAP SE Sponsored ADR(2)	12,439	1,609
Hong Kong—3.6%
AIA Group Ltd.	292,258	2,383
India—7.9%
HDFC Bank Ltd. ADR	50,273	2,967
Infosys Ltd. Sponsored ADR	131,688	2,253
		5,220

Ireland—4.9%
Experian plc	39,887	1,310
ICON plc ADR(1)	7,856	1,934
		3,244

Japan—3.7%
Recruit Holdings Co., Ltd.	48,911	1,509
Sysmex Corp.	19,051	909
		2,418

	Shares	Value

Mexico—7.5%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	24,264	$ 2,648
Wal-Mart de Mexico SAB de C.V.	598,920	2,261
		4,909

Netherlands—8.2%
Adyen N.V.(1)	1,440	1,074
Heineken N.V.	21,637	1,909
Universal Music Group N.V.	92,362	2,415
		5,398

Switzerland—12.3%
Alcon, Inc.	33,622	2,591
Nestle S.A. Registered Shares	13,791	1,563
Sika AG Registered Shares	7,694	1,959
Temenos AG Registered Shares	27,789	1,956
		8,069

Thailand—2.0%
CP ALL PCL Foreign Shares	776,895	1,291
United Kingdom—12.2%
Aon plc Class A	9,712	3,149
Diageo plc	60,454	2,238
Linde plc	6,991	2,603
		7,990

United States—6.6%
Atlassian Corp. Class A(1)	8,792	1,771
STERIS plc	11,798	2,589
		4,360

Total Common Stocks (Identified Cost $57,106)		62,146

Total Long-Term Investments—96.6% (Identified Cost $58,532)		63,474

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 5.215%)(3)	36,332	36
Total Short-Term Investment (Identified Cost $36)		36

	Shares	Value

Securities Lending Collateral—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(3),(4)	1,506,371	$ 1,506
Total Securities Lending Collateral—2.3% (Identified Cost $1,506)		1,506

TOTAL INVESTMENTS—99.0% (Identified Cost $60,074)		$65,016
Other assets and liabilities, net—1.0%		680
NET ASSETS—100.0%		$65,696

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
Switzerland	12%
United Kingdom	12
United States	9
Netherlands	8
India	8
Mexico	8
France	7
Other	36
Total	100%
† % of total investments as of September 30, 2023.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$62,146	$62,146
Preferred Stock	1,328	1,328
Money Market Mutual Fund	36	36
Securities Lending Collateral	1,506	1,506
Total Investments	$65,016	$65,016
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
On November 15, 2023, the Board voted to approve an agreement and Plan of Reorganization, pursuant to which Virtus Vontobel Foreign Opportunities Fund (an “Acquired Fund”), a series of the Virtus Opportunities Trust, will merge with and into Virtus SGA International Growth Fund (an “Acquiring Fund”) on or about March 8, 2024.
Pursuant to each Agreement and Plan of Reorganization, the respective Acquired Fund will transfer all or substantially all of its assets to its respective Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, each Acquired Fund will distribute the shares of its respective Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund. Each reorganization meets the requirements of Rule 17a-8 under the 1940 Act for a merger of affiliated funds for which shareholder approval is not required.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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